Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Income Tax And Carryforwards [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 3.0	$ (62.0)
Capital loss carryover	0.0		$ 15.0
Interest and penalties accrued for unrecognized tax benefits, total	3.0	1.0	0.0
Unrecognized tax benefits that would impact the effective tax rate	15.0	$ 48.0	0.0
General Business Tax Credit Carryforward [Member]
Income Tax And Carryforwards [Line Items]
Operating loss carryforward, amount to expire	17.0
Federal [Member]
Income Tax And Carryforwards [Line Items]
Operating loss carryforward	152.0		134.0
State [Member]
Income Tax And Carryforwards [Line Items]
Operating loss carryforward	$ 70.0		$ 85.0